CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of Financial Position [Abstract]
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, authorized	1,000,000,000	1,000,000,000	1,000,000,000
Common stock, issued	546,654,196	518,125,454	478,950,996
Common stock, outstanding	546,654,196	518,125,454	478,950,996